Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury share	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 981	$ 312,128	$ (3,998)	$ 483	$ (259,831)	$ 49,763
Balance (in Shares) at Dec. 31, 2023	38,376,939
Exercise of share options and restricted share units	$ 1					1
Exercise of share options and restricted share units (in Shares)	64,833
Share-based compensation		1,360				1,360
Other comprehensive loss				(369)		(369)
Net loss					(2,510)	(2,510)
Balance at Mar. 31, 2024	$ 982	313,488	(3,998)	114	(262,341)	48,245
Balance (in Shares) at Mar. 31, 2024	38,441,772
Balance at Dec. 31, 2024	$ 1,012	318,138	(3,998)	357	(265,700)	$ 49,809
Balance (in Shares) at Dec. 31, 2024	39,530,993					39,530,993
Exercise of share options and restricted share units	$ 6	232				$ 238
Exercise of share options and restricted share units (in Shares)	213,398
Share-based compensation		981				981
Other comprehensive loss				(695)		(695)
Net loss					(332)	(332)
Balance at Mar. 31, 2025	$ 1,018	$ 319,351	$ (3,998)	$ (338)	$ (266,032)	$ 50,001
Balance (in Shares) at Mar. 31, 2025	39,744,391					39,744,391